Share-based Awards - Assumptions used to Determine Fair Value of Share Options Granted (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free interest rate, minimum	0.33%
Risk-free interest rate, maximum	0.88%
Expected dividend yield	0.00%
Expected volatility, minimum	37.94%
Expected volatility, maximum	40.07%
Grant date fair value, minimum	$ 0.98
Grant date fair value, maximum	$ 1.93